Annual Fund Operating Expenses	Apr. 28, 2025
Sweep Shares Prospectus | Schwab Government Money Fund | Sweep Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.44%	[1]
Schwab Prime Advantage Money Fund | Schwab Prime Advantage Money Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.34%	[2]
Schwab Prime Advantage Money Fund | Schwab Prime Advantage Money Fund | Ultra Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.19%	[2]
Schwab Government Money Fund - Investor & Ultra Shares | Schwab Government Money Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.34%	[3]
Schwab Government Money Fund - Investor & Ultra Shares | Schwab Government Money Fund | Ultra Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.19%	[3]
Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.34%	[4]
Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund | Ultra Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.19%	[4]
Schwab Retirement Government Money Fund | Schwab Retirement Government Money Fund | Schwab Retirement Government Money Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.19%	[5]
Schwab U.S. Treasury Money Fund | Schwab U.S. Treasury Money Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.34%	[6]
Schwab U.S. Treasury Money Fund | Schwab U.S. Treasury Money Fund | Ultra Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.19%	[6]
Schwab AMT Tax-Free Money Fund | Schwab AMT Tax-Free Money Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.34%	[7]
Schwab AMT Tax-Free Money Fund | Schwab AMT Tax-Free Money Fund | Ultra Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.19%	[7]
Schwab Municipal Money Fund | Schwab Municipal Money Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.34%	[8]
Schwab Municipal Money Fund | Schwab Municipal Money Fund | Ultra Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.19%	[8]
Schwab California Municipal Money Fund | Schwab California Municipal Money Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.34%	[9]
Schwab California Municipal Money Fund | Schwab California Municipal Money Fund | Ultra Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.19%	[9]
Schwab New York Municipal Money Fund | Schwab New York Municipal Money Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.34%	[10]
Schwab New York Municipal Money Fund | Schwab New York Municipal Money Fund | Ultra Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.19%	[10]

[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.44% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
[2]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
[3]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
[4]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
[5]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.19% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
[6]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
[7]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
[8]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
[9]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
[10]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.